Employees and directors, Incentive Plan 2005 (Details) $ in Thousands			12 Months Ended						18 Months Ended
	Apr. 19, 2011 GBP (£)	Apr. 17, 2011	Apr. 30, 2017 USD ($) shares		Apr. 30, 2017 GBP (£) shares	Apr. 30, 2016 USD ($) shares		Apr. 30, 2016 GBP (£) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 GBP (£) shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018	Oct. 31, 2018 GBP (£)	Apr. 30, 2017 USD ($)	Apr. 30, 2017	Apr. 30, 2017 GBP (£)	Apr. 30, 2016 GBP (£) USD ($)
Number of Options [Abstract]
Exercised (in shares) | shares			(8,607,889)		(8,607,889)	(9,264,743)		(9,264,743)	(18,156,060)	(18,156,060)
Outstanding at ending period (in shares) | shares									800,000	800,000
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Number of options (in shares) | shares									800,000	800,000
Share based compensation charge | $			$ 31,463	[1],[2]		$ 26,254	[1],[2]		$ 64,284
Weighted average fair value, options granted (in dollars per share)					£ 11.05					£ 18.35
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)					£ 11.05					£ 18.35
Expected option life			3		3				1.96	1.96
Bottom of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			25.81%		25.81%				28.00%	28.00%
Expected dividend yield			2.90%		2.90%				3.26%	3.26%
Annual risk-free interest rate			1.71%		1.71%				0.43%	0.43%
Top of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			26.11%		26.11%				31.00%	31.00%
Expected dividend yield			3.30%		3.30%				5.29%	5.29%
Annual risk-free interest rate			2.08%		2.08%				0.84%	0.84%
Black-Scholes valuation model [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average fair value, options granted (in dollars per share)					£ 18.56					£ 15.25
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)					18.56					15.25
Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative earning per share growth vesting period	3 years	3 years
Percentage of retail prices index	3.00%	11.00%
Award vesting percentage	25.00%	25.00%
Percentage of shares vesting for cumulative earning per share growth		60.00%
Cumulative earning per share growth of retail prices index percentage	9.00%	13.00%
Required percentage of retail prices index per annum for cumulative EPS growth		15.00%
Weighted average share price (in pounds per share)					£ 2.027					£ 1.781
Absolute shareholders return period	3 years
Number of Options [Abstract]
Outstanding at beginning period (in shares)			5,186						4,662,000	4,662,000
Exercised (in shares) | $			(1,008)						(1,283)
Forfeited (in shares) | $			(120)						(582)
Granted (in shares) | $			604						2,823
Outstanding at ending period (in shares)			4,662,000		4,662,000	5,186			5,620,000	5,620,000
Exercisable at ending period (in shares) | $											2,270			1,261
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)					£ 0.41					£ 0.29
Exercised (in pounds per share)					0.85					0.12
Forfeited (in pounds per share)					0.14					0.03
Granted (in pounds per share)					0.06					0
Outstanding at period end (in pounds per share)					0.29			£ 0.41		0.14
Exercisable at ending period (in pounds per share)													£ 0.51			£ 0.92
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 0.29			£ 0.41		£ 0.29			0.14			0.29	£ 0.41
Number of options (in shares)			4,662,000		4,662,000	5,186			5,620,000	5,620,000	5,620			4,662			5,186
Weighted average remaining contractual life (in years)												4.00			7.00
Share based compensation charge | $			$ 16,200			$ 15,100			$ 30,200
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $			$ 3,600			$ 2,400			$ 4,200
Weighted average fair value, options granted (in dollars per share)					£ 20.22					£ 16.87
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)					£ 20.22					£ 16.87
Expected option life			3		3				3	3
Incentive Plan 2005 [Member] | Bottom of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			26.96%		26.96%				28.59%	28.59%
Expected dividend yield			2.70%		2.70%				2.82%	2.82%
Annual risk-free interest rate			0.71%		0.71%				1.00%	1.00%
Incentive Plan 2005 [Member] | Top of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			27.98%		27.98%				48.54%	48.54%
Expected dividend yield			3.10%		3.10%				7.02%	7.02%
Annual risk-free interest rate			1.09%		1.09%				1.60%	1.60%
Incentive Plan 2005 [Member] | 0.10 or less [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									3,856,000	3,856,000
Outstanding at ending period (in shares) | shares			3,856,000		3,856,000				5,127,000	5,127,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 0.04
Outstanding at period end (in pounds per share)					£ 0.04					0.01
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 0.04					£ 0.04			0.01			0.04
Number of options (in shares) | shares			3,856,000		3,856,000				5,127,000	5,127,000
Weighted average remaining contractual life (in years)												6.70			7.40
Incentive Plan 2005 [Member] | 0.10 or less [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													0.10
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									506,000	506,000
Outstanding at ending period (in shares) | shares			506,000		506,000				205,000	205,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 0.13
Outstanding at period end (in pounds per share)					£ 0.13					0.13
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 0.13					£ 0.13			0.13			0.13
Number of options (in shares) | shares			506,000		506,000				506,000	506,000
Weighted average remaining contractual life (in years)												4.90			6.60
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													0.11
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													1.00
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									0	0
Outstanding at ending period (in shares) | shares			0		0				0	0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 0
Outstanding at period end (in pounds per share)					£ 0					0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 0					£ 0			0			0
Number of options (in shares) | shares			0		0				0	0
Weighted average remaining contractual life (in years)												0			0
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													1.01
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													2.00
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									5,000	5,000
Outstanding at ending period (in shares) | shares			5,000		5,000				0	0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 2.81
Outstanding at period end (in pounds per share)					£ 2.81					0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 2.81					£ 2.81			0			2.81
Number of options (in shares) | shares			5,000		5,000				0	0
Weighted average remaining contractual life (in years)												0			0.50
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													2.01
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													3.00
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									146,000	146,000
Outstanding at ending period (in shares) | shares			146,000		146,000				146,000	146,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 3.58
Outstanding at period end (in pounds per share)					£ 3.58					3.58
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 3.58					£ 3.58			3.58			3.58
Number of options (in shares) | shares			146,000		146,000				146,000	146,000
Weighted average remaining contractual life (in years)												0.70			2.20
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													3.01
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													4.00
Incentive Plan 2005 [Member] | More than 4.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares									149,000	149,000
Outstanding at ending period (in shares) | shares			149,000		149,000				142,000	142,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)										£ 4.02
Outstanding at period end (in pounds per share)					£ 4.02					4.02
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)					£ 4.02					£ 4.02			4.02			£ 4.02
Number of options (in shares) | shares			149,000		149,000				149,000	149,000
Weighted average remaining contractual life (in years)												1.70			3.20
Incentive Plan 2005 [Member] | More than 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)													£ 4.00
Incentive Plan 2005 [Member] | ASR Below 150 Pence [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards subject to ASR, resulting level, percentage	25.00%
Awards subject to ASR, resulting level (in pounds per share)	£ 1.50
Incentive Plan 2005 [Member] | ASR 300 Pence or More [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards subject to ASR, resulting level, percentage	50.00%
Awards subject to ASR, resulting level (in pounds per share)	£ 3.00

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).